Note 4 - Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Property, Plant and Equipment [Table Text Block]
	September 30,	December 31,
	2015	2014

Machines and equipment	$240,295	$240,295
Office and computer equipment	166,398	166,398
Software	34,528	34,528
Furniture and fixtures	20,380	20,380
Other assets	2,259	2,259
Total	463,860	463,860
Accumulated depreciation	(458,795)	(456,020)
Net property and equipment	$5,065	$7,840

	2014	2013

Machines and equipment	$240,295	$233,793
Office and computer equipment	166,398	171,404
Software	34,528	41,872
Furniture and fixtures	20,380	22,447
Other assets	2,259	2,446
Total	463,860	471,962
Accumulated depreciation	(456,020)	(458,695)
Net property and equipment	$7,840	$13,267